Investment in NSURE, Inc. (Details Narrative) - USD ($)				1 Months Ended		9 Months Ended
	Mar. 31, 2021	Dec. 20, 2020	Feb. 19, 2020	Feb. 29, 2020	Nov. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Aug. 20, 2020	Aug. 05, 2020	Jun. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments						$ 1,350,000
Number of shares of common stock, shares					16,400,000
Proceeds from issuance of common stock						1,866,667	$ 2,568,364
NSURE, Inc. [Member] | Third-Party Individual [Member]
Number of shares of common stock, shares				4,000,000
Proceeds from issuance of common stock				$ 1,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member]
Investments								$ 50,000	$ 100,000	$ 200,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | First Tranche [Member]
Investments			$ 1,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Second Tranche [Member]
Investments			3,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Third Tranche [Member]
Investments			$ 16,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Class A Common Stock [Member]
Investments						$ 1,350,000				$ 58,375
Number of shares of common stock, shares			5,837,462			43,781
Common stock percentage			35.00%
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Class A Common Stock [Member] | Forecast [Member]
Investments	$ 3,000,000	$ 1,350,000
Number of shares of common stock, shares	9.224	209,075
Shares issued price per share	$ 325,239	$ 6.457
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Class A Common Stock [Member] | First Tranche [Member]
Number of shares of common stock, shares			291,873
Ownership interest			3.00%
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Maximum [Member]
Investments			$ 20,000,000